Redeemable Convertible Preferred Shares - Additional Information (Detail) - USD ($)									1 Months Ended		12 Months Ended
	Dec. 28, 2016	Sep. 24, 2015	Dec. 30, 2014	Dec. 16, 2013	May 16, 2011	Feb. 21, 2011	Sep. 29, 2010	Feb. 17, 2010	Dec. 31, 2017	May 31, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Consideration paid for share repurchase												$ 0	$ 0	$ 11,581,000
Excess of purchase price over carrying value														2,591,000
Voting rights												The holders of the Series A, B, C, D and E preferred shares shall be entitled to such number of votes equal to the whole number of ordinary shares into which such Series A, B, C, D and E preferred shares are convertible.
Amount charged to additional paid-in capital as a deemed dividend												$ 0	0	0
Maximum [Member]
Temporary Equity [Line Items]
Liquidating transaction, valuation of the company on fully diluted basis												550,000
Maximum [Member] | Equity valuation of the Group of US$250,000 or higher, but lower than US$300,000 [Member]
Temporary Equity [Line Items]
Equity threshold limit for liquidation												300,000
Minimum [Member] | Equity valuation of the Group of US$300,000 or higher [Member]
Temporary Equity [Line Items]
Equity threshold limit for liquidation												300,000
Minimum [Member] | Equity valuation of the Group of US$250,000 or higher, but lower than US$300,000 [Member]
Temporary Equity [Line Items]
Equity threshold limit for liquidation												$ 250,000
Ordinary shares [Member]
Temporary Equity [Line Items]
Temporary equity, shares issued												2,156,250
Conversion of preferred shares to Class A ordinary shares												(10,268,077)
Additional shares required to be issued because anti-dilution provision is triggered										100,452
Amount charged to additional paid-in capital as a deemed dividend										$ 421,000
Ordinary shares [Member] | Mr. Cong and Mr. Liu [Member]
Temporary Equity [Line Items]
Ordinary shares issued in exchange for services										457,611
IPO [Member]
Temporary Equity [Line Items]
Temporary equity, shares issued									2,156,250
Conversion of preferred shares to Class A ordinary shares									(10,268,077)			(742,320)
Series A preferred shares [Member]
Temporary Equity [Line Items]
Temporary equity issued, total cash consideration								$ 1,200,000
Temporary equity, shares issued								1,142,857
Temporary equity issued, price per share								$ 1.05
Warrants issued								342,857
Warrants issued, price per share								$ 1.05
Warrant term								1 year
Dividend percentage												8.00%
Liquidation preference, percentage												200.00%
Ordinary share each share of preferred shares can be converted into									1			1
Series A preferred shares [Member] | Prior to or on December 28, 2017 [Member]
Temporary Equity [Line Items]
Liquidation preference, percentage												110.00%
Series A-1 preferred shares [Member]
Temporary Equity [Line Items]
Temporary equity issued, total cash consideration							$ 800,000
Warrants issued								228,571
Warrants issued, price per share								$ 1.05
Option granted								761,905
Option granted, exercise price								$ 1.05
Series B preferred shares [Member]
Temporary Equity [Line Items]
Temporary equity issued, total cash consideration						$ 7,000,000
Temporary equity, shares issued						1,266,667
Temporary equity issued, price per share						$ 5.53
Warrants issued						542,858
Warrants issued, price per share						$ 5.53
Dividend percentage												8.00%
Liquidation preference, percentage												150.00%
Ordinary share each share of preferred shares can be converted into									1			1
Additional shares required to be issued because anti-dilution provision is triggered										55,807
Amount charged to additional paid-in capital as a deemed dividend										$ 320,000
Series B preferred shares [Member] | Prior to or on December 28, 2017 [Member]
Temporary Equity [Line Items]
Liquidation preference, percentage												110.00%
Series B-1 preferred shares [Member]
Temporary Equity [Line Items]
Temporary equity issued, total cash consideration					$ 4,285,000
Temporary equity, shares issued					723,808
Temporary equity issued, price per share					$ 5.92
Number of shares repurchased		723,808
Consideration paid for share repurchase		$ 11,581,000
Price per share, fair value		$ 19.58
Repurchase price share		$ 16.00
Excess of purchase price over carrying value		$ 2,591,000
Series C Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity, shares issued				1,599,186
Temporary equity issued, price per share				$ 8.13
Temporary equity issued, total cash consideration				$ 13,000,000
Ordinary share each share of preferred shares can be converted into									1			1
Series D Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Temporary equity issued, total cash consideration			$ 48,000,000
Temporary equity, shares issued			2,493,018
Temporary equity issued, price per share			$ 19.25
Obligation to issue additional shares, description of terms												The Company was also obligated to issue additional Series D preferred shares to Investor D at no consideration, the total number of which is based on a formula stipulated in the agreement, if the gross billing of the Group as defined in the Series D Agreement for the year ended December 31, 2016 is less than US$85,000.
Fair value of obligation to issue additional shares at no consideration													0
Dividend percentage												8.00%
Liquidation preference, percentage												150.00%
Ordinary share each share of preferred shares can be converted into									1			1
Series D Redeemable Convertible Preferred Shares [Member] | Prior to or on December 28, 2017 [Member]
Temporary Equity [Line Items]
Liquidation preference, percentage												110.00%
Series E Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity issued, total cash consideration	$ 20,000,000
Temporary equity, shares issued	1,068,114
Temporary equity issued, price per share	$ 18.72
Temporary equity issued, total cash consideration												$ 0	18,845,000
Dividend percentage												8.00%
Liquidation preference, percentage												120.00%
Ordinary share each share of preferred shares can be converted into									1			1
Series E Redeemable Convertible Preferred Stock [Member] | Prior to or on December 28, 2017 [Member]
Temporary Equity [Line Items]
Liquidation preference, percentage												110.00%
Series A and B Redeemable Convertible Preferred Shares [Member] | Equity valuation of the Group of US$300,000 or higher [Member]
Temporary Equity [Line Items]
Liquidation preference, percentage												0.00%
Series A and B Redeemable Convertible Preferred Shares [Member] | Equity valuation of the Group of US$250,000 or higher, but lower than US$300,000 [Member]
Temporary Equity [Line Items]
Liquidation preference, percentage												100.00%
Series E Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity issued, total cash consideration												$ 0	20,000,000	0
Redemption price percentage												100.00%
Annual compound interest									9.50%			9.50%
Series E Preferred Stock [Member] | Minimum [Member]
Temporary Equity [Line Items]
Redeemable Criteria Of Revenue												$ 200,000
Implied market capitalization												600,000,000
Proceeds for issue of share												$ 150,000,000
Series E Preferred Stock [Member] | Scenario, Forecast [Member] | Minimum [Member]
Temporary Equity [Line Items]
Redeemable Criteria Of Revenue											$ 300,000
Series E Preferred Stock [Member] | IPO [Member]
Temporary Equity [Line Items]
Conversion of preferred shares to Class A ordinary shares												(1,068,114)
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Redemption price percentage												200.00%
Series A Preferred Stock [Member] | IPO [Member]
Temporary Equity [Line Items]
Conversion of preferred shares to Class A ordinary shares												(2,476,190)
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Redemption price percentage												150.00%
Series B Preferred Stock [Member] | IPO [Member]
Temporary Equity [Line Items]
Conversion of preferred shares to Class A ordinary shares												(1,889,249)
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Redemption price percentage												200.00%
Series C Preferred Stock [Member] | IPO [Member]
Temporary Equity [Line Items]
Conversion of preferred shares to Class A ordinary shares												(1,599,186)
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity issued, total cash consideration												$ 0	$ 0	$ 15,000,000
Implied valuation of preferred stock									$ 500,000			$ 500,000
Series D Preferred Stock [Member] | IPO [Member]
Temporary Equity [Line Items]
Conversion of preferred shares to Class A ordinary shares												(2,493,018)